Accounts Receivable, Net	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of March 31, 2020	As of March 31, 2019
Accounts receivable	$1,053,950	$2,392,176
Less: allowance for doubtful accounts	(511,037)	(610,816)
Total accounts receivable, net	$542,913	$1,781,360

The recovery for doubtful accounts was $68,359 for the years ended March 31, 2020. Provisions for doubtful accounts was $353,657 and $142,781 for the years ended March 31, 2019 and 2018, respectively.